American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
May 28, 2021

American Century Focused Large Cap Value ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 4.0%
Lockheed Martin Corp.	11,020	4,211,844
Raytheon Technologies Corp.	66,519	5,900,900
		10,112,744
Banks — 6.5%
JPMorgan Chase & Co.	63,945	10,502,327
Truist Financial Corp.	93,950	5,804,231
		16,306,558
Beverages — 1.5%
PepsiCo, Inc.	25,036	3,703,826
Building Products — 1.4%
Johnson Controls International plc	51,007	3,394,006
Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	183,586	9,561,159
Commercial Services and Supplies — 1.9%
Republic Services, Inc.	43,350	4,732,953
Communications Equipment — 3.7%
Cisco Systems, Inc.	175,473	9,282,522
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	2,169	788,757
Containers and Packaging — 1.2%
Sonoco Products Co.	44,050	2,974,256
Diversified Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(1)	41,131	11,904,957
Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	153,898	8,693,698
Electric Utilities — 3.4%
Duke Energy Corp.	38,571	3,865,585
Pinnacle West Capital Corp.	56,008	4,737,157
		8,602,742
Electrical Equipment — 6.1%
ABB Ltd., ADR	140,281	4,789,193
Emerson Electric Co.	79,507	7,608,025
Hubbell, Inc.	15,147	2,887,624
		15,284,842
Electronic Equipment, Instruments and Components — 1.4%
TE Connectivity Ltd.	25,300	3,432,704
Food and Staples Retailing — 1.5%
Walmart, Inc.	26,958	3,828,845
Food Products — 3.3%
Conagra Brands, Inc.	78,367	2,985,783
Mondelez International, Inc., Class A	83,956	5,333,724
		8,319,507
Gas Utilities — 2.8%
Atmos Energy Corp.	70,728	7,014,096
Health Care Equipment and Supplies — 8.3%
Becton Dickinson and Co.	25,714	6,219,959
Medtronic plc	90,103	11,406,139

Zimmer Biomet Holdings, Inc.	18,699	3,147,603
		20,773,701
Health Care Providers and Services — 1.2%
Universal Health Services, Inc., Class B	18,925	3,020,998
Health Care Technology — 2.6%
Cerner Corp.	84,632	6,622,454
Household Products — 1.1%
Colgate-Palmolive Co.	32,723	2,741,533
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	6,820	1,574,806
Insurance — 9.5%
Aflac, Inc.	75,306	4,268,344
Allstate Corp. (The)	23,050	3,148,860
Chubb Ltd.	31,295	5,319,837
Marsh & McLennan Cos., Inc.	47,843	6,619,079
Reinsurance Group of America, Inc.	34,122	4,300,396
		23,656,516
Oil, Gas and Consumable Fuels — 5.5%
Chevron Corp.	61,726	6,406,541
TOTAL SE, ADR	158,765	7,412,738
		13,819,279
Personal Products — 4.5%
Unilever plc, ADR	186,244	11,169,053
Pharmaceuticals — 9.9%
Johnson & Johnson	83,562	14,142,869
Merck & Co., Inc.	53,702	4,075,445
Novartis AG, ADR	75,330	6,657,665
		24,875,979
Semiconductors and Semiconductor Equipment — 1.8%
Texas Instruments, Inc.	23,566	4,473,298
Software — 2.9%
Open Text Corp.	65,285	3,067,089
Oracle Corp. (New York)	52,101	4,102,433
		7,169,522
TOTAL COMMON STOCKS (Cost $209,729,075)		247,835,311
TEMPORARY CASH INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,769,335)	1,769,335	1,769,335
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $211,498,410)		249,604,646
OTHER ASSETS AND LIABILITIES — 0.3%		631,402
TOTAL NET ASSETS — 100.0%		$250,236,048

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.